Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.6%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 12.01%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 945,814
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.171%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,736,510
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.42%, (3 mo. SOFR + 7.11%), 4/17/33(1)(2)	1,150	1,015,862
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 12.59%, (3 mo. SOFR + 7.28%), 1/15/33(1)(2)	750	729,110
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	1,000	988,565
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.256%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	961,456
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	1,500	1,428,559
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	400	372,412
Series 2022-1A, Class E, 11.71%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,131,551
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	1,200	987,470
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	500	438,469
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.088%, (3 mo. SOFR + 6.76%), 10/20/32(1)(2)	1,000	935,609
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	1,000	905,064
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.838%, (3 mo. SOFR + 5.51%), 4/20/31(1)(2)	1,000	897,052
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	250	222,111
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.338%, (3 mo. SOFR + 6.01%), 1/20/31(1)(2)	1,200	1,026,432
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	925,058
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	979,323
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.851%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	944,902
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	$900	$ 823,378
Series 2014-1A, Class DR2, 11.27%, (3 mo. SOFR + 5.96%), 1/17/31(1)(2)	1,500	1,341,948
Series 2015-1A, Class DR4, 11.879%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	455,913
Series 2019-1A, Class DR, 11.821%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	969,780
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.307%, (3 mo. SOFR + 6.96%), 7/24/32(1)(2)	1,000	949,142
RAD CLO 7, Ltd., Series 2020-7A, Class E, 12.07%, (3 mo. SOFR + 6.76%), 4/17/33(1)(2)	1,150	1,131,808
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	700	622,025
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.57%, (3 mo. SOFR + 7.26%), 1/15/33(1)(2)	750	736,870
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.778%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	775	581,992
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.358%, (3 mo. SOFR + 7.03%), 7/20/32(1)(2)	1,000	894,150
Voya CLO, Ltd., Series 2013-1A, Class DR, 12.05%, (3 mo. SOFR + 6.74%), 10/15/30(1)(2)	2,000	1,538,660
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.81%, (3 mo. SOFR + 7.50%), 4/15/33(1)(2)	1,150	982,734
Total Asset-Backed Securities (identified cost $31,369,097)		$ 28,599,729

Closed-End Funds — 1.7%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$ 1,244,203
Invesco Senior Income Trust	361,124	1,397,550
Nuveen Credit Strategies Income Fund	365,228	1,855,358
Nuveen Floating Rate Income Fund	249,983	2,019,864
Total Closed-End Funds (identified cost $8,822,714)		$ 6,516,975

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	55	$ 238,592
		$ 238,592
Commercial Services & Supplies — 0.2%
Monitronics International, Inc.(4)(5)	18,441	$ 387,261

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC(4)(5)	16,081	$ 160,810
Phoenix Services International, LLC(4)(5)	1,467	14,670
		$ 562,741
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(3)(4)(5)	327	$ 0
Skillsoft Corp.(4)(5)	53,012	69,976
		$ 69,976
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 1,139,764
		$ 1,139,764
Investment Companies — 0.0%(6)
Aegletes B.V.(4)(5)	14,087	$ 33,985
Jubilee Topco, Ltd., Class A(3)(4)(5)	458,953	0
		$ 33,985
Pharmaceuticals — 0.0%(6)
Covis Midco 1 S.a.r.l., Class A(4)(5)	501	$ 255
Covis Midco 1 S.a.r.l., Class B(4)(5)	501	255
Covis Midco 1 S.a.r.l., Class C(4)(5)	501	256
Covis Midco 1 S.a.r.l., Class D(4)(5)	501	256
Covis Midco 1 S.a.r.l., Class E(4)(5)	501	256
		$ 1,278
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Pet Holding Corp.(3)(4)(5)	556	$ 35,303
		$ 35,303
Telecommunications — 0.0%
Global Eagle Entertainment(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $3,700,814)		$ 2,081,639

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Electronics/Electrical — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)(4)(5)	107	$ 0
Total Convertible Preferred Stocks (identified cost $3,197)		$ 0

Corporate Bonds — 7.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$625	$ 563,016
		$ 563,016
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,014,362
		$ 1,014,362
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$625	$ 596,419
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	582,917
		$ 1,179,336
Business Equipment and Services — 0.6%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 970,045
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	560	554,901
5.75%, 4/15/26(1)	700	687,073
		$ 2,212,019
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 530,123
		$ 530,123
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 975,929
		$ 975,929
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 592,809
		$ 592,809
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 595,122
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	969,292
		$ 1,564,414

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 529,885
		$ 529,885
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 548,682
		$ 548,682
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,026,573
		$ 1,026,573
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$1,000	$ 898,549
		$ 898,549
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 544,801
		$ 544,801
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$977	$ 841,643
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	443,041
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,002,405
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	546,875
		$ 2,833,964
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 542,360
		$ 542,360
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 592,665
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	551,002
		$ 1,143,667
Leisure Goods/Activities/Movies — 0.3%
NCL Corp., Ltd., 5.875%, 2/15/27(1)	$550	$ 536,100
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	625	584,994
		$ 1,121,094
Security	Principal Amount (000's omitted)	Value
Media — 0.3%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 10,373
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	0(8)	8
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	179,702
8.375%, 5/1/27	376	257,882
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	544,386
		$ 992,351
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 453,639
		$ 453,639
Oil and Gas — 0.6%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$1,000	$ 993,577
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	625	602,741
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	516,854
		$ 2,113,172
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 558,564
		$ 558,564
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 565,139
		$ 565,139
Retail — 0.1%
Kohl's Corp., 4.625%, 5/1/31	$284	$ 209,947
		$ 209,947
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 505,633
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	488,180
		$ 993,813
Technology — 0.1%
Athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 530,341
		$ 530,341

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 959,624
		$ 959,624
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 785,675
		$ 785,675
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$550	$ 499,972
		$ 499,972
Total Corporate Bonds (identified cost $27,659,184)		$ 26,483,820

Senior Floating-Rate Loans — 134.5%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace S.A.U.:
Term Loan, 6.483%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	$ 420,418
Term Loan, 6.587%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	102	107,800
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	427,614
Dynasty Acquisition Co., Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26		1,838	1,838,028
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26		989	988,529
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.038%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		391	311,948
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25		2,970	2,768,677
			$ 6,863,014
Airlines — 1.0%
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28		2,874	$ 2,980,318
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27		600	626,659
			$ 3,606,977
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30		349	$ 349,453
			$ 349,453
Auto Components — 2.7%
Adient US, LLC, Term Loan, 8.683%, (SOFR + 3.25%), 4/10/28		1,562	$ 1,566,244
Clarios Global, L.P.:
Term Loan, 6.815%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	947	1,038,536
Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30		2,075	2,077,334
DexKo Global, Inc.:
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	74	76,826
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	248,294
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	477,464
Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28		691	669,864
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28		712	702,815
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28		679	677,723
LSF12 Badger Bidco, LLC, Term Loan, 7/25/30(10)		300	294,375
LTI Holdings, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 7/24/26		541	523,024
Truck Hero, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 1/31/28		1,819	1,715,084
			$ 10,067,583
Automobiles — 0.5%
MajorDrive Holdings IV, LLC:
Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28		613	$ 602,930
Term Loan, 10.927%, (SOFR + 5.50%), 6/1/29		1,457	1,445,638
			$ 2,048,568
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 9.004%, (3 mo. USD LIBOR + 3.50%), 11/24/27		975	$ 932,801
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28		687	443,121
Triton Water Holdings, Inc., Term Loan, 8.754%, (SOFR + 3.25%), 3/31/28		2,401	2,327,474
			$ 3,703,396

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.836%, (SOFR + 2.50%), 3/12/26	339	$ 332,688
Alltech, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 10/13/28	394	383,165
		$ 715,853
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 8.572%, (SOFR + 3.25%), 4/12/28	2,793	$ 2,712,060
LHS Borrower, LLC, Term Loan, 10.169%, (SOFR + 4.75%), 2/16/29	1,006	886,460
MI Windows and Doors, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 12/18/27	2,013	2,016,917
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29	794	784,633
Standard Industries, Inc., Term Loan, 7.906%, (SOFR + 2.50%), 9/22/28	922	925,021
		$ 7,325,091
Capital Markets — 6.1%
Advisor Group, Inc., Term Loan, 9.933%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,168	$ 2,173,122
AllSpring Buyer, LLC, Term Loan, 8.754%, (SOFR + 3.25%), 11/1/28	1,336	1,331,460
Aretec Group, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 10/1/25	3,231	3,235,747
Term Loan, 3/8/30(10)	725	723,641
Citadel Securities, L.P., Term Loan, 7/29/30(10)	725	720,922
Edelman Financial Center, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 4/7/28	2,452	2,422,239
EIG Management Company, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 2/22/25	237	236,875
FinCo I, LLC, Term Loan, 6/27/29(10)	1,125	1,218,875
Focus Financial Partners, LLC:
Term Loan, 7.819%, (SOFR + 2.50%), 6/30/28	2,941	2,933,619
Term Loan, 8.569%, (SOFR + 3.25%), 6/30/28	323	322,401
Term Loan, 6/30/28(10)	600	600,688
HighTower Holdings, LLC, Term Loan, 9.351%, (SOFR + 4.00%), 4/21/28	1,990	1,960,025
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28	1,728	1,698,581
Mariner Wealth Advisors, LLC, Term Loan, 8.747%, (SOFR + 3.25%), 8/18/28	1,647	1,610,215
Victory Capital Holdings, Inc.:
Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26	845	844,547
Term Loan, 7.619%, (SOFR + 2.25%), 12/29/28	1,000	998,750
		$ 23,031,707
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 6.4%
Aruba Investments, Inc.:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	489	$ 519,580
Term Loan, 9.419%, (SOFR + 4.00%), 11/24/27		1,455	1,413,124
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 12/20/29(10)		2,000	2,007,084
Charter NEX US, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 12/1/27		439	437,297
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27		674	533,527
Flint Group GmbH, Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23		96	65,251
Flint Group US, LLC, Term Loan, 9.857%, (3 mo. USD LIBOR + 4.25%), 9/21/23		582	394,716
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27		671	672,403
Groupe Solmax, Inc., Term Loan, 10.221%, (SOFR + 4.75%), 5/29/28(11)		1,470	1,396,271
INEOS Enterprises Holdings II Limited, Term Loan, 6.712%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	190,408
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.127%, (SOFR + 3.75%), 6/23/30		475	472,427
INEOS Finance PLC, Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	668,290
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	298,205
Term Loan, 9.169%, (SOFR + 3.75%), 3/14/30		400	396,250
INEOS Styrolution US Holding, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/29/26		1,960	1,947,750
INEOS US Finance, LLC:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	4,123
Term Loan, 7.919%, (SOFR + 2.50%), 11/8/28		518	510,522
Term Loan, 8.919%, (SOFR + 3.50%), 2/18/30		725	718,073
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29		1,141	1,142,648
Kraton Polymers Holdings B.V., Term Loan, 6.813%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	320,642
Lonza Group AG, Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28		2,426	2,084,690
Momentive Performance Materials, Inc., Term Loan, 9.819%, (SOFR + 4.50%), 3/29/28		798	790,020
Olympus Water US Holding Corporation:
Term Loan, 9.254%, (SOFR + 3.75%), 11/9/28		1,478	1,419,059
Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28		321	312,713
Term Loan, 10.268%, (SOFR + 5.00%), 11/9/28		450	439,313

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Orion Engineered Carbons GmbH, Term Loan, 7.688%, (3 mo. USD LIBOR + 2.15%), 9/24/28	319	$ 316,419
Rohm Holding GmbH, Term Loan, 10.881%, (1 mo. USD LIBOR + 5.00%), 7/31/26	1,439	1,358,481
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/28/30	474	443,607
Starfruit Finco B.V., Term Loan, 9.347%, (SOFR + 4.00%), 4/3/28	600	595,500
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,413	2,413,250
		$ 24,281,643
Commercial Services & Supplies — 5.2%
Allied Universal Holdco, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 5/12/28	3,860	$ 3,724,094
Belfor Holdings, Inc.:
Term Loan, 9.433%, (SOFR + 4.00%), 4/6/26	480	480,900
Term Loan, 9.569%, (SOFR + 4.25%), 4/6/26	299	299,619
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,558	1,552,508
Garda World Security Corporation, Term Loan, 9.641%, (SOFR + 4.25%), 10/30/26	2,408	2,409,086
GFL Environmental, Inc., Term Loan, 8.469%, (SOFR + 3.00%), 5/31/27	28	27,839
LABL, Inc., Term Loan, 10.419%, (SOFR + 5.10%), 10/29/28	616	613,281
Monitronics International, Inc., Term Loan, 13.004%, (SOFR + 7.50%), 6/30/28	1,019	1,024,046
PECF USS Intermediate Holding III Corporation, Term Loan, 9.88%, (SOFR + 4.25%), 12/15/28	1,502	1,211,357
Phoenix Services International, LLC, Term Loan, 11.319%, (SOFR + 6.10%), 6/30/28	192	180,357
Prime Security Services Borrower, LLC, Term Loan, 7.978%, (SOFR + 2.75%), 9/23/26	1,993	1,993,067
SITEL Worldwide Corporation, Term Loan, 9.183%, (SOFR + 3.75%), 8/28/28	2,284	2,265,467
Tempo Acquisition, LLC, Term Loan, 8.319%, (SOFR + 3.00%), 8/31/28	1,537	1,541,781
TMF Group Holding B.V., Term Loan, 10.168%, (SOFR + 5.00%), 5/3/28	375	375,586
TruGreen Limited Partnership, Term Loan, 9.419%, (SOFR + 4.00%), 11/2/27	2,030	1,895,322
		$ 19,594,310
Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 11/1/28		299	$ 299,794
			$ 299,794
Construction Materials — 0.7%
Janus International Group, LLC, Term Loan, 7/25/30(10)		250	$ 250,000
Quikrete Holdings, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 3/18/29		2,469	2,474,922
			$ 2,724,922
Consumer Staples Distribution & Retail — 0.3%
Cardenas Markets, Inc., Term Loan, 12.092%, (SOFR + 6.75%), 8/1/29		399	$ 397,399
Peer Holding III B.V., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	525	577,598
			$ 974,997
Containers & Packaging — 1.9%
Berlin Packaging, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 3/11/28(11)		1,782	$ 1,771,603
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.594%, (SOFR + 4.18%), 4/13/29		2,480	2,459,627
Pretium PKG Holdings, Inc.:
Term Loan, 9.526%, (SOFR + 4.00%), 10/2/28(11)		517	351,645
Term Loan - Second Lien, 12.272%, (USD LIBOR + 6.75%), 10/1/29(11)		300	159,750
Proampac PG Borrower, LLC, Term Loan, 9.303%, (SOFR + 3.75%), 11/3/25		588	585,944
Trident TPI Holdings, Inc.:
Term Loan, 9.742%, (SOFR + 4.50%), 9/15/28		1,047	1,046,282
Term Loan, 9/15/28(10)		750	746,133
			$ 7,120,984
Distributors — 0.9%
Autokiniton US Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/6/28		3,140	$ 3,143,609
Phillips Feed Service, Inc., Term Loan, 12.405%, (SOFR + 7.00%), 11/13/24(3)		101	81,075
			$ 3,224,684
Diversified Consumer Services — 0.7%
Ascend Learning, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 12/11/28		542	$ 511,954

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30		1,325	$ 1,320,031
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27		780	763,614
			$ 2,595,599
Diversified Financial Services — 0.6%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 566,414
Sandy BidCo B.V., Term Loan, 7.588%, (3 mo. EURIBOR + 4.00%), 8/17/29	EUR	925	1,004,143
Zephyr Bidco Limited, Term Loan, 9.713%, (SONIA + 4.75%), 7/23/25	GBP	700	874,015
			$ 2,444,572
Diversified Telecommunication Services — 2.8%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28		1,189	$ 976,622
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25		398	390,366
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26		879	538,292
UPC Broadband Holding B.V.:
Term Loan, 5.946%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	776,925
Term Loan, 7.586%, (SOFR + 2.25%), 4/30/28		400	390,000
UPC Financing Partnership, Term Loan, 8.261%, (1 mo. USD LIBOR + 2.93%), 1/31/29		872	849,991
Virgin Media Bristol, LLC, Term Loan, 8.586%, (SOFR + 3.25%), 1/31/29		5,675	5,608,670
Zayo Group Holdings, Inc., Term Loan, 6.815%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,393	1,099,258
			$ 10,630,124
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 9.669%, (SOFR + 4.25%), 5/13/29		1,314	$ 1,318,509
			$ 1,318,509
Electronic Equipment, Instruments & Components — 2.5%
Chamberlain Group, Inc., Term Loan, 8.669%, (SOFR + 3.25%), 11/3/28		1,305	$ 1,288,404
Creation Technologies, Inc., Term Loan, 11.012%, (SOFR + 5.50%), 10/5/28		1,336	1,275,504
DG Investment Intermediate Holdings 2, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 3/31/28		980	971,107
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Ingram Micro, Inc., Term Loan, 6/30/28(10)		2,000	$ 2,000,000
Mirion Technologies, Inc., Term Loan, 8.254%, (SOFR + 2.75%), 10/20/28		502	502,452
Robertshaw US Holding Corp.:
Term Loan, 13.342%, (SOFR + 8.00%), 8.342% cash, 5.00% PIK, 2/28/27		216	220,320
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27		924	808,443
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,097	1,038,145
Verisure Holding AB:
Term Loan, 6.804%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	775	839,137
Term Loan, 6.948%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	300	327,507
			$ 9,271,019
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 20.50%, (USD Prime + 12.00%), 15.50% cash, 5.00% PIK, 2/1/26(3)(12)		54	$ 48,416
			$ 48,416
Engineering & Construction — 0.8%
Aegion Corporation, Term Loan, 10.183%, (SOFR + 4.75%), 5/17/28		1,262	$ 1,244,660
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27		561	557,822
Northstar Group Services, Inc., Term Loan, 10.933%, (SOFR + 5.50%), 11/12/26		1,386	1,386,426
			$ 3,188,908
Entertainment — 2.0%
AMC Entertainment Holdings, Inc., Term Loan, 8.202%, (1 mo. USD LIBOR + 3.00%), 4/22/26		552	$ 432,193
City Football Group Limited, Term Loan, 8.406%, (SOFR + 3.00%), 7/21/28		1,970	1,946,606
Crown Finance US, Inc.:
DIP Loan, 15.348%, (SOFR + 10.00%), 9/7/23		1,382	1,398,093
Term Loan, 0.00%, 9/30/26(7)		1,365	361,718
EP Purchaser, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 11/6/28		346	340,873
Renaissance Holding Corp.:
Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30		925	922,109
Term Loan - Second Lien, 12.419%, (SOFR + 7.00%), 5/29/26		175	173,994
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26		1,729	1,729,418

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	$ 70,380
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	465	271,254
			$ 7,646,638
Food Products — 1.6%
8th Avenue Food & Provisions, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 10/1/25		491	$ 459,728
Badger Buyer Corp., Term Loan, 8.933%, (SOFR + 3.50%), 9/30/24		330	252,355
CHG PPC Parent, LLC, Term Loan, 8.433%, (SOFR + 3.00%), 12/8/28		395	391,037
Del Monte Foods, Inc., Term Loan, 9.655%, (SOFR + 4.25%), 5/16/29		896	870,103
Nomad Foods Europe Midco Limited, Term Loan, 11/12/29(10)		2,000	2,005,000
Shearer's Foods, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 9/23/27		389	386,385
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28		893	893,210
United Petfood Group B.V., Term Loan, 6.466%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	700	754,257
			$ 6,012,075
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 8.919%, (SOFR + 3.50%), 6/5/28		2,896	$ 2,899,532
			$ 2,899,532
Health Care Equipment & Supplies — 2.1%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27		473	$ 455,963
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28		788	758,450
Gloves Buyer, Inc.:
Term Loan, 9.433%, (SOFR + 4.00%), 12/29/27		1,618	1,547,474
Term Loan, 10.351%, (SOFR + 5.00%), 12/29/27		625	602,344
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		2,501	2,215,099
Medline Borrower, L.P., Term Loan, 8.683%, (SOFR + 3.25%), 10/23/28		2,469	2,447,148
			$ 8,026,478
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services — 9.0%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28		1,608	$ 1,608,087
Biogroup-LCD, Term Loan, 6.28%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	225	238,111
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.24%, (SOFR + 8.00%), 10.99% cash, 2.25% PIK, 1/15/26		2,161	1,641,994
Cano Health, LLC, Term Loan, 9.419%, (SOFR + 4.00%), 11/23/27		2,455	2,092,918
CCRR Parent, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28		1,557	1,535,928
Cerba Healthcare S.A.S.:
Term Loan, 7.265%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	480,963
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	500	536,556
CHG Healthcare Services, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 9/29/28		1,655	1,653,242
CNT Holdings I Corp., Term Loan, 8.80%, (SOFR + 3.50%), 11/8/27		1,519	1,517,912
Covis Finco S.a.r.l., Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27		621	447,301
Electron BidCo, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 11/1/28		667	665,591
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26		349	349,187
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(7)		314	357,249
Term Loan - Second Lien, 0.00%, 3/31/27(7)		2,217	543,120
IVC Acquisition, Ltd., Term Loan, 7.687%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,325	1,456,079
LSCS Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.61%), 12/16/28		616	606,903
Medical Solutions Holdings, Inc., Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28		2,482	2,384,703
National Mentor Holdings, Inc.:
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28		46	36,969
Term Loan, 9.153%, (SOFR + 3.75%), 3/2/28(11)		1,584	1,263,998
Option Care Health, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 10/27/28		345	345,224
Pacific Dental Services, LLC, Term Loan, 8.92%, (SOFR + 3.50%), 5/5/28		539	538,865
PetVet Care Centers, LLC, Term Loan, 8.919%, (1 mo. USD LIBOR + 3.50%), 2/14/25		293	287,196
Phoenix Guarantor, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 3/5/26		2,939	2,923,474
Term Loan, 8.933%, (SOFR + 3.50%), 3/5/26		1,421	1,413,379

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radiology Partners, Inc., Term Loan, 9.601%, (SOFR + 4.25%), 7/9/25		1,213	$ 894,260
Radnet Management, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/21/28		2,450	2,452,553
Sound Inpatient Physicians, Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		428	249,019
Surgery Center Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.75%), 8/31/26		2,203	2,206,719
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	329,349
TTF Holdings, LLC, Term Loan, 3/31/28(10)		2,000	2,005,000
U.S. Anesthesia Partners, Inc., Term Loan, 9.478%, (SOFR + 4.25%), 10/1/28		909	856,414
			$ 33,918,263
Health Care Technology — 3.4%
Athenahealth Group, Inc.:
Term Loan, 2/15/29(10)		1,781	$ 1,733,208
Term Loan, 2/15/29(10)		219	213,458
Certara, L.P., Term Loan, 8.976%, (1 mo. USD LIBOR + 3.50%), 8/15/26		943	945,200
eResearchTechnology, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 2/4/27		318	308,841
Imprivata, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 12/1/27		2,134	2,108,847
Term Loan, 9.569%, (SOFR + 4.25%), 12/1/27		198	196,688
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.433%, (SOFR + 4.00%), 12/18/28		938	783,334
Term Loan - Second Lien, 12.569%, (SOFR + 6.75%), 12/17/29		600	412,500
Navicure, Inc., Term Loan, 9.433%, (SOFR + 4.11%), 10/22/26		1,391	1,392,980
PointClickCare Technologies, Inc., Term Loan, 8.765%, (SOFR + 3.00%), 12/29/27		611	610,938
Project Ruby Ultimate Parent Corp., Term Loan, 8.683%, (SOFR + 3.25%), 3/10/28		1,100	1,087,806
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27		1,704	1,542,441
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25		1,442	1,443,579
			$ 12,779,820
Hotels, Restaurants & Leisure — 4.9%
Carnival Corporation:
Term Loan, 8.433%, (SOFR + 3.00%), 6/30/25		1,261	$ 1,261,630
Term Loan, 8.683%, (SOFR + 3.25%), 10/18/28		3,255	3,251,380
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,469	$ 1,437,109
Fertitta Entertainment, LLC, Term Loan, 1/27/29(10)	2,000	1,982,292
Great Canadian Gaming Corporation, Term Loan, 9.52%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,510	1,511,402
IRB Holding Corp., Term Loan, 8.419%, (SOFR + 3.00%), 12/15/27	2,444	2,434,765
Ontario Gaming GTA L.P., Term Loan, 8/1/30(10)	400	400,417
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.79%, (3 mo. USD LIBOR + 8.25%), 6/23/26	588	505,680
Playa Resorts Holding B.V., Term Loan, 9.472%, (SOFR + 4.25%), 1/5/29	2,040	2,038,938
Scientific Games Holdings, L.P., Term Loan, 8.768%, (SOFR + 3.50%), 4/4/29	1,990	1,968,418
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 8/25/28	737	737,911
SMG US Midco 2, Inc., Term Loan, 8.131%, (SOFR + 2.50%), 1/23/25	1	553
Wyndham Hotels & Resorts, Inc., Term Loan, 7.669%, (SOFR + 2.25%), 5/24/30	800	802,571
		$ 18,333,066
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28	1,911	$ 1,645,849
Libbey Glass, Inc., Term Loan, 13.779%, (SOFR + 8.50%), 9.029% cash, 4.75% PIK, 11/22/27	673	627,495
Serta Simmons Bedding, LLC, Term Loan, 12.739%, (SOFR + 7.50%), 6/29/28	1,432	1,439,592
Solis IV B.V., Term Loan, 8.666%, (SOFR + 3.50%), 2/26/29	1,987	1,898,523
		$ 5,611,459
Household Products — 0.5%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.254%, (3 mo. USD LIBOR + 3.75%), 12/22/26	1,768	$ 1,736,569
Term Loan, 11.375%, (SOFR + 6.00%), 12/22/26	345	341,302
		$ 2,077,871
Insurance — 3.2%
Alliant Holdings Intermediate, LLC, Term Loan, 8.722%, (SOFR + 3.50%), 11/5/27	1,084	$ 1,082,887
AmWINS Group, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 2/19/28	647	646,692
AssuredPartners, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 2/12/27	1,372	1,365,001

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
AssuredPartners, Inc.: (continued)
Term Loan, 8.933%, (SOFR + 3.50%), 2/12/27		1,372	$ 1,365,712
Financiere CEP S.A.S., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	500	548,719
NFP Corp., Term Loan, 8.683%, (SOFR + 3.25%), 2/15/27		2,155	2,119,262
Ryan Specialty Group, LLC, Term Loan, 8.419%, (SOFR + 3.00%), 9/1/27		2,940	2,942,119
USI, Inc., Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,959	1,962,606
			$ 12,032,998
Interactive Media & Services — 1.8%
Adevinta ASA:
Term Loan, 6.348%, (3 mo. EURIBOR + 2.75%), 6/26/28	EUR	811	$ 894,477
Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28		221	221,390
Arches Buyer, Inc., Term Loan, 8.669%, (SOFR + 3.25%), 12/6/27		1,980	1,925,017
Buzz Finco, LLC, Term Loan, 8.169%, (SOFR + 2.75%), 1/29/27		532	531,792
Foundational Education Group, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 8/31/28		1,453	1,336,645
Getty Images, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 2/19/26(11)		1,035	1,036,951
Match Group, Inc., Term Loan, 7.264%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	699,125
			$ 6,645,397
IT Services — 6.3%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26		1,151	$ 1,122,559
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 7/31/27		1,470	1,408,677
Term Loan, 9.419%, (SOFR + 4.00%), 8/19/28		1,101	1,057,254
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/31/28		1,830	1,634,038
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/20/29		1,400	1,229,500
Endure Digital, Inc., Term Loan, 8.369%, (6 mo. USD LIBOR + 3.50%), 2/10/28		4,006	3,791,837
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27		3,825	3,775,589
Go Daddy Operating Company, LLC, Term Loan, 11/9/29(10)		2,000	2,005,416
Indy US Bidco, LLC, Term Loan, 7.315%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	588	605,890
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
NAB Holdings, LLC, Term Loan, 8.392%, (SOFR + 3.00%), 11/23/28		3,157	$ 3,153,109
Rackspace Technology Global, Inc., Term Loan, 8.029%, (SOFR + 2.75%), 2/15/28		2,947	1,312,749
Sedgwick Claims Management Services, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 2/24/28		1,129	1,127,147
Skopima Merger Sub, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 5/12/28		1,498	1,462,653
			$ 23,686,418
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,650	$ 1,809,263
Fender Musical Instruments Corporation, Term Loan, 9.355%, (SOFR + 4.00%), 12/1/28		270	261,697
			$ 2,070,960
Life Sciences Tools & Services — 1.2%
Cambrex Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 12/4/26		289	$ 288,628
Curia Global, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 8/30/26(11)		1,831	1,599,019
LGC Group Holdings, Ltd., Term Loan, 6.315%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	475	501,916
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.419%, (SOFR + 3.00%), 4/21/27		315	309,667
Packaging Coordinators Midco, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/30/27		1,351	1,341,759
Sotera Health Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 12/11/26		625	620,020
			$ 4,661,009
Machinery — 8.9%
AI Aqua Merger Sub, Inc., Term Loan, 8.944%, (SOFR + 3.75%), 7/31/28		2,178	$ 2,152,136
Albion Financing 3 S.a.r.l.:
Term Loan, 10.596%, (SOFR + 5.25%), 8/17/26		1,330	1,328,088
Term Loan, 10.651%, (SOFR + 5.50%), 8/17/26		274	274,484
Alliance Laundry Systems, LLC, Term Loan, 8.899%, (SOFR + 3.50%), 10/8/27(11)		2,089	2,088,029
American Trailer World Corp., Term Loan, 9.169%, (SOFR + 3.75%), 3/3/28		1,261	1,179,841
Apex Tool Group, LLC, Term Loan, 10.605%, (SOFR + 5.25%), 2/8/29		2,073	1,939,273
Clark Equipment Company, Term Loan, 7.842%, (SOFR + 2.50%), 4/20/29		995	997,574

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,162	$ 2,060,990
CPM Holdings, Inc., Term Loan, 8.728%, (1 mo. USD LIBOR + 3.50%), 11/17/25		1,959	1,962,635
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26		315	310,800
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30		1,100	1,101,805
Engineered Machinery Holdings, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28		3,125	3,112,246
Filtration Group Corporation, Term Loan, 8.933%, (SOFR + 3.50%), 10/21/28		639	638,283
Gates Global, LLC, Term Loan, 7.919%, (SOFR + 2.50%), 3/31/27		2,523	2,521,212
Icebox Holdco III, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 12/22/28		717	705,922
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		2,450	2,407,294
Pro Mach Group, Inc., Term Loan, 8/31/28(10)		1,500	1,503,333
Roper Industrial Products Investment Company, LLC, Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29		1,322	1,322,868
SPX Flow, Inc., Term Loan, 9.919%, (SOFR + 4.50%), 4/5/29		1,917	1,901,413
Titan Acquisition Limited, Term Loan, 8.731%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,964	1,926,559
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	500	544,367
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		1,192	1,188,917
Zephyr German BidCo GmbH, Term Loan, 7.462%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	600	631,113
			$ 33,799,182
Media — 2.0%
Gray Television, Inc.:
Term Loan, 7.728%, (SOFR + 2.50%), 1/2/26		595	$ 590,342
Term Loan, 8.228%, (SOFR + 3.00%), 12/1/28		813	803,031
Hubbard Radio, LLC, Term Loan, 9.69%, (1 mo. USD LIBOR + 4.25%), 3/28/25		536	507,365
MJH Healthcare Holdings, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 1/28/29		247	245,178
Nexstar Broadcasting, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 9/18/26		255	254,971
Recorded Books, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 8/29/25		2,280	2,283,867
Sinclair Television Group, Inc.:
Term Loan, 7.933%, (SOFR + 2.50%), 9/30/26		578	517,134
Term Loan, 8.433%, (SOFR + 3.00%), 4/1/28		385	307,802
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Univision Communications, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 3/15/26	2,156	$ 2,148,251
		$ 7,657,941
Metals/Mining — 0.7%
Arsenal AIC Parent, LLC, Term Loan, 7/26/30(10)	750	$ 750,156
Dynacast International, LLC, Term Loan, 14.325%, (SOFR + 9.00%), 10/22/25	330	255,402
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29	1,194	1,108,920
WireCo WorldGroup, Inc., Term Loan, 9.586%, (SOFR + 4.25%), 11/13/28	396	396,138
		$ 2,510,616
Oil, Gas & Consumable Fuels — 2.2%
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28	587	$ 580,649
Matador Bidco S.a.r.l., Term Loan, 9.919%, (SOFR + 4.50%), 10/15/26	3,306	3,328,320
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.505%, (SOFR + 3.25%), 10/5/28	882	883,655
Oxbow Carbon, LLC, Term Loan, 9.38%, (SOFR + 4.00%), 5/10/30(11)	525	524,672
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.433%, (SOFR + 8.00%), 8/27/26	755	754,362
UGI Energy Services, LLC, Term Loan, 8.669%, (SOFR + 3.25%), 2/22/30	2,382	2,378,544
		$ 8,450,202
Personal Products — 0.5%
Olaplex, Inc., Term Loan, 8.919%, (SOFR + 3.50%), 2/23/29	995	$ 938,996
Sunshine Luxembourg VII S.a.r.l., Term Loan, 9.092%, (SOFR + 3.75%), 10/1/26	1,124	1,124,125
		$ 2,063,121
Pharmaceuticals — 2.0%
Amneal Pharmaceuticals, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/4/25	563	$ 536,457
Bausch Health Companies, Inc., Term Loan, 10.605%, (SOFR + 5.25%), 2/1/27	1,629	1,336,024
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	2,208	2,208,217
Mallinckrodt International Finance S.A.:
Term Loan, 10.619%, (SOFR + 5.25%), 9/30/27	1,846	1,408,666
Term Loan, 10.869%, (SOFR + 5.50%), 9/30/27	2,646	2,008,521

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/12/27	EUR	125	$ 132,868
			$ 7,630,753
Professional Services — 4.4%
AlixPartners, LLP:
Term Loan, 6.598%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	489	$ 532,007
Term Loan, 2/4/28(10)		550	549,886
APFS Staffing Holdings, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 12/29/28		247	241,320
Apleona Holding GmbH, Term Loan, 6.764%, (3 mo. EURIBOR + 3.00%), 4/28/28	EUR	750	811,482
Camelot U.S. Acquisition, LLC, Term Loan, 8.433%, (SOFR + 3.00%), 10/30/26		2,999	2,999,318
CoreLogic, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28		2,837	2,621,240
Corporation Service Company, Term Loan, 8.669%, (SOFR + 3.25%), 11/2/29		310	311,151
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27		2,088	2,015,243
EAB Global, Inc., Term Loan, 8/16/28(10)		1,500	1,490,469
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28(11)		1,970	1,602,030
Neptune Bidco U.S., Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29		1,845	1,637,770
Rockwood Service Corporation, Term Loan, 1/23/27(10)		700	702,625
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.275%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	739	813,625
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29		246	235,169
			$ 16,563,335
Road & Rail — 1.6%
First Student Bidco, Inc.:
Term Loan, 8.501%, (3 mo. USD LIBOR + 3.00%), 7/21/28		272	$ 265,269
Term Loan, 8.501%, (SOFR + 3.00%), 7/21/28		725	707,705
Grab Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 1/29/26		1,034	1,035,778
Hertz Corporation (The):
Term Loan, 6/30/28(10)		1,259	1,260,469
Term Loan, 6/30/28(10)		241	241,781
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26		2,364	2,366,739
			$ 5,877,741
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(11)		1,810	$ 1,799,921
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30		450	415,875
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27		435	230,812
Entegris, Inc., Term Loan, 7/6/29(10)		1,500	1,503,883
			$ 3,950,491
Software — 24.2%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26		648	$ 650,563
AppLovin Corporation, Term Loan, 8.412%, (SOFR + 3.35%), 8/15/25		1,807	1,810,283
Aptean, Inc., Term Loan, 9.669%, (SOFR + 4.25%), 4/23/26		2,062	2,045,539
AQA Acquisition Holding, Inc., Term Loan, 9.88%, (SOFR + 4.25%), 3/3/28(11)		882	877,315
Astra Acquisition Corp.:
Term Loan, 10.683%, (SOFR + 5.25%), 10/25/28		920	699,170
Term Loan - Second Lien, 14.308%, (SOFR + 8.88%), 10/25/29		1,425	778,813
Banff Merger Sub, Inc.:
Term Loan, 7.565%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	264	289,961
Term Loan, 9.183%, (SOFR + 3.75%), 10/2/25		3,396	3,390,409
Term Loan - Second Lien, 10.805%, (SOFR + 5.50%), 2/27/26		750	740,000
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29		2,040	2,043,044
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25		788	745,133
Ceridian HCM Holding, Inc., Term Loan, 7.976%, (3 mo. USD LIBOR + 2.50%), 4/30/25		875	876,128
Cloud Software Group, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 3/30/29(11)		2,996	2,876,634
Cloudera, Inc.:
Term Loan, 9.169%, (SOFR + 3.75%), 10/8/28		2,315	2,270,626
Term Loan - Second Lien, 11.419%, (SOFR + 6.00%), 10/8/29		650	612,896
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28		1,136	1,055,185
Delta TopCo, Inc.:
Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		1,409	1,379,246
Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28		2,025	1,903,500

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
E2open, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 2/4/28	858	$ 857,516
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27	1,268	1,264,791
Epicor Software Corporation:
Term Loan, 8.683%, (SOFR + 3.25%), 7/30/27	2,233	2,222,101
Term Loan - Second Lien, 13.169%, (SOFR + 7.75%), 7/31/28	850	856,375
Finastra USA, Inc.:
Term Loan, 9.205%, (USD LIBOR + 3.50%), 6/13/24(11)	4,605	4,473,665
Term Loan - Second Lien, 12.981%, (6 mo. USD LIBOR + 7.25%), 6/13/25	1,000	917,891
Fiserv Investment Solutions, Inc., Term Loan, 2/18/27(10)	1,500	1,468,750
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27	1,828	1,169,430
Greeneden U.S. Holdings II, LLC, Term Loan, 9.433%, (SOFR + 4.00%), 12/1/27	2,299	2,298,958
Hyland Software, Inc., Term Loan - Second Lien, 11.683%, (SOFR + 6.25%), 7/7/25	3,630	3,611,850
Imperva, Inc., Term Loan, 9.337%, (3 mo. USD LIBOR + 4.00%), 1/12/26	2,298	2,297,338
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27	1,309	1,105,136
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28	2,430	1,847,781
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29	1,150	730,250
Marcel LUX IV S.a.r.l., Term Loan, 9.184%, (SOFR + 4.00%), 12/31/27	100	100,237
Maverick Bidco, Inc., Term Loan, 5/18/28(10)	846	823,152
McAfee, LLC, Term Loan, 8.963%, (SOFR + 3.75%), 3/1/29	2,426	2,353,341
Mediaocean, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 12/15/28	543	518,232
Open Text Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 1/31/30	2,065	2,070,270
Panther Commercial Holdings, L.P., Term Loan, 9.669%, (SOFR + 4.25%), 1/7/28	883	883,763
Polaris Newco, LLC, Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28	2,628	2,488,360
Proofpoint, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 8/31/28	2,955	2,916,012
Quartz Acquireco, LLC, Term Loan, 8.817%, (SOFR + 3.50%), 6/28/30	750	750,000
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29	1,773	1,452,236
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/24/28		4,569	$ 4,497,501
Redstone Holdco 2 L.P., Term Loan, 10.163%, (SOFR + 4.75%), 4/27/28		1,376	1,060,512
Sabre GLBL, Inc.:
Term Loan, 8.933%, (SOFR + 3.50%), 12/17/27		1,472	1,221,797
Term Loan, 8.933%, (SOFR + 3.50%), 12/17/27		944	783,897
Term Loan, 9.669%, (SOFR + 4.25%), 6/30/28		881	736,051
Skillsoft Corporation, Term Loan, 7/14/28(10)		1,500	1,389,375
SolarWinds Holdings, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 2/5/27		1,646	1,648,494
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27		4,139	4,123,031
Turing Midco, LLC, Term Loan, 7.819%, (SOFR + 2.50%), 3/24/28		178	177,509
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26		4,170	4,151,977
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26		1,538	1,536,643
Veritas US, Inc.:
Term Loan, 8.348%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	316	291,711
Term Loan, 10.433%, (SOFR + 5.00%), 9/1/25		2,158	1,823,100
Vision Solutions, Inc., Term Loan, 9.863%, (SOFR + 4.25%), 4/24/28		3,358	3,232,075
			$ 91,195,553
Specialty Retail — 4.7%
Belron Finance US, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 2.43%), 4/13/28		904	$ 905,996
Boels Topholding B.V., Term Loan, 6.625%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	575	631,976
Great Outdoors Group, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28		2,633	2,630,111
Harbor Freight Tools USA, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 10/19/27		3,192	3,168,585
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29		933	929,184
Les Schwab Tire Centers, Term Loan, 8.478%, (SOFR + 3.25%), 11/2/27		4,399	4,393,044
LIDS Holdings, Inc., Term Loan, 10.868%, (SOFR + 5.50%), 12/14/26		366	346,430
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,830	1,801,927
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28		2,989	2,991,669
			$ 17,798,922

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 3.5%
DXP Enterprises, Inc., Term Loan, 10.444%, (SOFR + 5.25%), 12/23/27		882	$ 886,687
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24		1,554	1,499,916
Hillman Group, Inc. (The), Term Loan, 8.183%, (SOFR + 2.75%), 7/14/28(12)		5	5,395
Patagonia Bidco Limited, Term Loan, 9.427%, (SONIA + 5.25%), 11/1/28	GBP	1,325	1,407,113
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,154	3,520,833
SRS Distribution, Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 6/2/28		320	315,723
Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28		2,320	2,294,147
White Cap Buyer, LLC, Term Loan, 9.069%, (SOFR + 3.75%), 10/19/27		2,116	2,111,387
Windsor Holdings III, LLC, Term Loan, 8/1/30(10)		1,025	1,020,729
			$ 13,061,930
Transportation Infrastructure — 1.1%
Brown Group Holding, LLC:
Term Loan, 7.819%, (SOFR + 2.50%), 6/7/28		2,154	$ 2,138,080
Term Loan, 9.091%, (SOFR + 3.75%), 7/2/29(11)		223	223,336
KKR Apple Bidco, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 9/22/28		1,625	1,614,866
			$ 3,976,282
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 9.242%, (SOFR + 4.00%), 12/17/27		369	$ 362,315
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,414	1,282,996
			$ 1,645,311
Total Senior Floating-Rate Loans (identified cost $526,608,886)			$ 508,013,487

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	4,339	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(13)	15,048,621	$ 15,048,621
Total Short-Term Investments (identified cost $15,048,621)		$ 15,048,621
Total Investments — 155.4% (identified cost $613,212,513)		$ 586,744,271
Less Unfunded Loan Commitments — (0.0)%(6)		$ (74,934)
Net Investments — 155.4% (identified cost $613,137,579)		$ 586,669,337
Other Assets, Less Liabilities — (35.3)%		$(133,063,956)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.1)%		$ (76,013,595)
Net Assets Applicable to Common Shares — 100.0%		$ 377,591,786
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $51,130,405 or 13.5% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2023, the total value of unfunded loan commitments is $9,810.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,409,833	EUR	8,613,275	Standard Chartered Bank	8/2/23	$ —	$ (60,466)
USD	1,722,129	EUR	1,600,000	Bank of America, N.A.	8/31/23	—	(39,513)
USD	1,721,928	EUR	1,600,000	Bank of America, N.A.	8/31/23	—	(39,715)
USD	1,851,988	EUR	1,720,085	Bank of America, N.A.	8/31/23	—	(41,870)
USD	596,911	EUR	554,037	Standard Chartered Bank	8/31/23	—	(13,098)
USD	1,722,582	EUR	1,600,000	State Street Bank and Trust Company	8/31/23	—	(39,061)
USD	1,722,042	EUR	1,600,000	State Street Bank and Trust Company	8/31/23	—	(39,600)
USD	1,721,786	EUR	1,600,000	State Street Bank and Trust Company	8/31/23	—	(39,856)
USD	2,977,505	GBP	2,409,250	State Street Bank and Trust Company	8/31/23	—	(114,836)
USD	9,511,875	EUR	8,613,274	Standard Chartered Bank	9/5/23	26,159	—
USD	1,705,165	EUR	1,555,000	Bank of America, N.A.	9/29/23	—	(9,405)
USD	110,318	EUR	100,619	Standard Chartered Bank	9/29/23	—	(627)
USD	1,705,425	EUR	1,555,000	State Street Bank and Trust Company	9/29/23	—	(9,145)
USD	1,705,236	EUR	1,555,000	State Street Bank and Trust Company	9/29/23	—	(9,334)
USD	1,849,203	EUR	1,686,282	State Street Bank and Trust Company	9/29/23	—	(10,121)
						$26,159	$(466,647)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2023, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $15,048,621, which represents 4.0% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,352,933	$116,059,984	$(102,364,296)	$ —	$ —	$15,048,621	$245,039	15,048,621
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 28,599,729	$ —	$ 28,599,729
Closed-End Funds	6,516,975	—	—	6,516,975
Common Stocks	69,976	1,737,768	273,895	2,081,639
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	26,483,820	—	26,483,820
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	507,497,114	441,439	507,938,553
Warrants	—	—	0	0
Short-Term Investments	15,048,621	—	—	15,048,621
Total Investments	$21,635,572	$564,318,431	$715,334	$586,669,337
Forward Foreign Currency Exchange Contracts	$ —	$ 26,159	$ —	$ 26,159
Total	$21,635,572	$564,344,590	$715,334	$586,695,496

Eaton Vance
Senior Floating-Rate Trust
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (466,647)	$ —	$ (466,647)
Total	$ —	$ (466,647)	$ —	$ (466,647)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.